Average Annual Total Returns - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Focused High Income Fund
Nov. 08, 2023
Fidelity Focused High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(10.98%)
Past 5 years	1.46%
Past 10 years	2.96%
Fidelity Focused High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.52%)
Past 5 years	(0.26%)
Past 10 years	0.89%
Fidelity Focused High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.49%)
Past 5 years	0.42%
Past 10 years	1.39%
ML039
Average Annual Return:
Past 1 year	(10.44%)
Past 5 years	2.57%
Past 10 years	4.22%